Restricted net assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Percentage of after-tax income required to be transferred to statutory general reserve fund (as a percent)	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
VIE's
Restricted net assets	$ 744,087	$ 856,883
Subsidiaries
Restricted net assets	$ 182,861	$ 189,743